Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 item	Jun. 30, 2008 item	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2006
Variable Interest Entity [Line Items]
General Partners' Contributed Capital				130.0	$ 183.5	$ 120.0
Number of aircraft owned	1,132
Guaranteed debt obligations	267.3
Subsequent Event [Member]
Variable Interest Entity [Line Items]
General Partners' Contributed Capital	223.5
AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Number of aircraft acquired		19
Senior debt facility	138.8	425.7
Subordinated debt		125.60
Aviation Leasing Company Limited [Member]
Variable Interest Entity [Line Items]
General Partners' Contributed Capital							50.0
Boeing 737-800 Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Number of aircraft acquired	11
B-757-200 [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Number of aircraft acquired	6
Boeing 767 Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Number of aircraft acquired	2
Senior debt facility					36.0
Subordinated debt					30.90
China Aviation's Ownership Percentage In AerDragon [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Deucalion Aviation Funds' Ownership Interest In AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
AerCap Holdings N.V. [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Subordinated debt		62.80
AerCap Holdings N.V. [Member] | Boeing 767 Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Subordinated debt					15.45
Deucalion Aviation Funds [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Subordinated debt		62.80
Three Joint Ventures [Member] | Boeing 767 Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Subordinated debt					$ 15.45
Equal Ownership By AerCap Holdings N.V., CA-CIB And East Epoch Limited [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
AerData [Member]
Variable Interest Entity [Line Items]
Ownership percentage	42.30%
AerDragon [Member]
Variable Interest Entity [Line Items]
Number of airlines	11
AerDragon [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Number of aircraft to be delivered	6
AerDragon [Member] | Boeing 737-800 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft to be delivered	10
AerDragon [Member] | Narrow Body Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned	25
AerDragon [Member] | Narrow Body Aircraft [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Number of aircraft to be sold	2
AerDragon [Member] | Wide Body Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned	1
Waha [Member] | AerLift Leasing Jet Ltd. [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Waha [Member] | AerLift Leasing Jet Ltd. [Member] | CRJ Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned	4
Waha [Member] | AerLift Leasing Ltd. [Member]
Variable Interest Entity [Line Items]
Ownership percentage	39.00%
Number of aircraft owned	6
Other Joint Ventures [Member]
Variable Interest Entity [Line Items]
Ownership percentage				50.00%
Number of aircraft owned				6
Number of 50% joint ventures entered into				2
Number of seperate joint venture partners				2
Ownership percentage sold			50.00%
Other Joint Ventures [Member] | A330 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned				3
Other Joint Ventures [Member] | A320-200 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned				3